UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,600,000	$1,641,808

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,600,050

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	5,000,000	4,791,000

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,687,355

			11,720,213
Arizona (2.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,850,000	3,715,289

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	5,255,000	5,462,888

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,838,460

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,197,985

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,606,504

Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s, 7/1/12	AA-	3,635,000	3,877,927

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	497,070

			22,196,123
California (9.3%)

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,016,650

CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	496,225
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,173,812

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	4,519,213

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	BBB	640,000	616,019

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,200,146

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	11,100,500
5 3/4s, 4/1/31	A1	15,000,000	15,811,500
5 1/2s, 3/1/40	A1	10,300,000	10,591,799
5s, 11/1/30	A1	5,000	5,001
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,120,300

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,240,400

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	10,000,000	10,748,900
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,115,180
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,168,913

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa3	200,000	199,990

Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	530,000	574,160

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,203,550

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	2,250,000	2,467,530

Port Oakland, Rev. Bonds, Ser. L, FGIC, NATL
5 3/8s, 11/1/27	A2	7,930,000	7,773,303
5 3/8s, 11/1/27 (Prerefunded 11/1/12)	A2	990,000	1,051,885

Riverside Cnty., Asset Leasing Corp. Leasehold Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	1,550,560

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,745,425

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	3,923,042

			104,414,003
Colorado (1.2%)

CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,256,670
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,015,910
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,065,620

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa1	1,750,000	1,711,448

CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,522,293
6 1/4s, 12/15/33	A3	3,000,000	3,101,100

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	13,000,000	2,499,510

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	752,055

			13,924,606
Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB+	650,000	612,866

CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA Electric Co.), Ser. A, 5.85s, 9/1/28	BBB+	3,000,000	3,007,110

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B, 6 1/8s, 1/1/14	BB/P	1,000,000	1,001,230

			4,621,206
Delaware (0.5%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,701,139
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	3,758,706

			5,459,845
District of Columbia (1.4%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26	AA+	5,005,000	5,211,556

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	5,000,000	5,133,550

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A3	1,035,000	1,014,000

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/41	A+	2,000,000	1,968,160

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	1,836,780

			15,164,046
Florida (8.6%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,331,560

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,537,750

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	915,000	968,079
(Noah's Landing Apts.), Ser. H-1, AGM, FHA Insd., 5 3/8s, 12/1/41	AA+	1,710,000	1,661,299
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	1,225,000	1,210,864

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A1	3,300,000	3,321,648

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	17,175,000	20,522,923

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded 11/15/11)	AAA/P	1,000,000	1,029,940

Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24	Aa2	1,250,000	1,315,213

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds
(9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	Baa1	1,125,000	1,200,263
(3/15/12) AMBAC, 5s, 12/1/34	Baa1	1,350,000	1,387,962

Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,402,818

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,696,680

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	1,983,700

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27	A1	1,600,000	1,635,168

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Baa3	1,000,000	1,001,290
6.7s, 11/15/19	Baa3	3,700,000	3,750,394

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,142,300

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	4,633,150

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26	A	3,000,000	3,051,300

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	A2	3,000,000	3,390,090

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	4,647,600

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B+/P	280,000	164,909

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	1,963,520

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23	AA+	4,300,000	4,377,443

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA+	4,800,000	6,044,832

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,783,500
5.2s, 10/1/22 (Escrowed to maturity)	AA-	2,590,000	2,992,072

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	BB-/P	100,000	75,532

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	870,000	810,736

			97,034,535
Georgia (1.4%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	1,997,240

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	4,781,070

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AAA	845,000	995,773

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,393,820

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A+	370,000	381,322

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,450,000	3,272,256

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,966,068

			15,787,549
Illinois (3.5%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	1,650,000	1,701,068
Ser. F, 5s, 1/1/40	A1	3,700,000	3,390,643

Chicago, Waste Wtr. Transmission VRDN, Ser. C-2, 0.04s, 1/1/39	VMIG1	5,030,000	5,030,000

Chicago, Wtr. Rev. Bonds, AGM, 5s, 11/1/25	AA+	4,750,000	4,929,408

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	AA	1,250,000	1,257,975

IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aaa	2,250,000	2,307,713

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	350,000	380,097
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,736,695
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,500,000	5,649,765
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,127,944
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,101,920
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	890,610
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB/P	3,000,000	2,460,930

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	AA+	1,000,000	1,040,210

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,196,526

			39,201,504
Indiana (1.9%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	Aa3	6,150,000	6,567,462

IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 0.07s, 10/1/32	A-1+	1,775,000	1,775,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,452,770

IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.), Ser. A, 0.08s, 7/1/36	VMIG1	500,000	500,000

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,941,765

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,781,875
NATL, 5.6s, 11/1/16	Baa1	2,750,000	3,057,533

			21,076,405
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	200,000	206,022

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,247,025

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	BBB	750,000	565,373

			3,018,420
Kansas (0.7%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,454,145
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,747,948
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	2,566,007

Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser. C, 6 7/8s, 5/15/32 (Prerefunded 5/15/12)	AAA	500,000	533,505

Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,094,160

			7,395,765
Kentucky (1.0%)

Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.04s, 2/1/32	VMIG1	670,000	670,000

Christian Cnty., Assn. of Cnty. Leasing Trust VRDN, Ser. B, 0.04s, 8/1/37	VMIG1	2,030,000	2,030,000

KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena), Ser. A-1, AGO, 6s, 12/1/42	AA+	3,500,000	3,599,190

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,626,400

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	855,385

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,031,970

			11,812,945
Louisiana (0.6%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	4,969,550

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	A	1,885,000	1,886,263

			6,855,813
Maine (—%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C, AGM, 5 3/4s, 7/1/30	AA+	50,000	50,313

			50,313
Maryland (0.3%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,267,508

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,525,001
5 3/4s, 1/1/38	BBB-	1,000,000	934,440

			3,726,949
Massachusetts (4.5%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	4,955,000	4,903,270

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	6,750,000	6,654,285

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	999,755
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,168,792
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	1,760,880

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	525,000	580,409
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,828,608
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	4,750,000	4,751,283
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	900,000	900,891
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	980,770
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	1,073,275
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	3,880,960
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	1,955,920
(Springfield College), 5 5/8s, 10/15/40	Baa1	1,000,000	957,760
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	588,450
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	366,030
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	1,050,000	1,043,144
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,363,267
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,003,978

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	AA-/P	1,980,000	2,231,896

Metro. Boston Trans. Pkg. Corp. Rev. Bonds (Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,061,120

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	2,000,000	2,038,920

			51,093,663
Michigan (2.4%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	500,000	405,830
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,859,667

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA+	4,040,000	4,231,011

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	2,500,000	2,531,825

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	535,000	533,588

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,563,500
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	7,258,728
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AAA	915,000	1,047,190

MI State Strategic Fund Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	P-3	700,000	775,747

MI State Strategic Fund, Ltd. Mandatory Put Bonds (6/1/13) (Dow Chemical), 5 1/2s, 12/1/28	P-3	3,500,000	3,677,800

U. of MI VRDN (Hosp.), Ser. A, 0.03s, 12/1/37	VMIG1	1,400,000	1,400,000

			27,284,886
Minnesota (0.9%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,637,824

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	1,947,300

MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,646,726

MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M2, 0.08s, 10/1/20	VMIG1	805,000	805,000

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4.3s, 1/1/13	Aa1	515,000	526,093

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	2,155,000	2,003,029

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,130,288

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), Ser. A, 6s, 7/1/34	BBB-	500,000	486,635

			10,182,895
Mississippi (0.7%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,005,730

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. B, 0.04s, 12/1/30	MIG1	1,200,000	1,200,000
Ser. E, 0.04s, 12/1/30	VMIG1	2,815,000	2,815,000

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,175,000	1,232,881

			8,253,611
Missouri (0.7%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,394,585

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The))
Ser. A, 0.07s, 9/1/30	VMIG1	3,100,000	3,100,000
Ser. B, 0.07s, 9/1/30	VMIG1	2,400,000	2,400,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	150,000	154,473
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	160,000	168,957

			8,218,015
Nevada (1.4%)

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	BBB+	7,570,000	7,118,071

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB/P	1,635,000	1,684,590

Reno, Sales Tax VRDN, 0.04s, 6/1/42	VMIG1	7,200,000	7,200,000

			16,002,661
New Hampshire (0.9%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	872,430

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded 1/1/12)	A	4,000,000	4,145,600

NH Hlth. & Ed. Fac. Auth. VRDN
(U. of NH), Ser. B, 0.04s, 7/1/33	VMIG1	2,330,000	2,330,000
(Dartmouth College), Ser. A, 0.03s, 6/1/31	VMIG1	400,000	400,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	1,993,100

NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast Hlth.), Ser. A, 0.18s, 6/1/28	A-1	400,000	400,000

			10,141,130
New Jersey (5.8%)

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	3,500,000	3,165,715

NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll., 7 1/4s, 11/15/31 (Prerefunded 11/15/11)	AAA/F	3,150,000	3,260,156
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	3,564,826
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	9,750,000	9,451,455
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	5,556,705
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,077,210

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A2	2,000,000	1,981,840
Ser. D, 4 7/8s, 11/1/29	A2	1,100,000	1,077,087

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	6,307,188
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,000,000	1,765,320
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	2,463,600

NJ Hlth. Care Fac. Fin. Auth. VRDN (Virtua Hlth.), Ser. B, 0.03s, 7/1/43	A-1+	1,000,000	1,000,000

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	AA-	8,760,000	4,171,249

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,303,888

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,046,320

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,279,390

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded 6/1/13)	Aaa	2,000,000	2,238,860
6 3/8s, 6/1/32 (Escrowed to maturity)	Aaa	1,775,000	1,934,626
6 1/8s, 6/1/42 (Prerefunded 6/1/12)	Aaa	1,600,000	1,684,864

			65,330,299
New Mexico (0.7%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,837,494
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa2	4,500,000	4,421,790

U. of NM Rev. Bonds (Hosp. Mtg.), AGM, FHA Insd., 5s, 1/1/24	AA+	2,000,000	2,041,640

			8,300,924
New York (6.7%)

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,080,780

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	293,337

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	9,910,000	9,126,218

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	200,000	163,358

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds (Second Generation Resolution), Ser. HH, 5s, 6/15/32	AA+	4,000,000	4,178,360

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	12,748,313
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,440,151
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	600,330
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	755,595
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	26,858,370
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22	Baa1	1,000,000	1,020,630

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	547,020

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	620,123

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,048,574
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	75,243

			75,556,402
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,440,788
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,224,860

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26, Class A, 5 1/2s, 1/1/38	Aa2	520,000	531,710

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,302,368

NC Med. Care Comm. Retirement Fac. Rev. Bonds (First Mtge.-Forest at Duke), 6 3/8s, 9/1/32 (Prerefunded 9/1/12)	AAA/P	3,000,000	3,195,450

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,230,096

			16,925,272
Ohio (4.8%)

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.04s, 10/1/31	VMIG1	900,000	900,000

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	4,920,200

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	Baa3	9,600,000	7,209,888
5 1/8s, 6/1/24	Baa3	4,905,000	4,026,220

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,412,838

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA+	5,000,000	5,145,500

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30	A1	3,500,000	3,571,225

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,965,000	2,131,612

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,789,720

OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), 5 1/2s, 10/1/22 (Prerefunded 10/1/12)	AA-	1,000,000	1,064,880

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,205,800

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	5,000,000	5,016,150

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,069,660

			53,463,693
Oklahoma (0.6%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	475,000	468,303

OK State Tpk. Auth. VRDN, Ser. F, 0.04s, 1/1/28	VMIG1	3,500,000	3,500,000

Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s, 6/1/24	A3	2,200,000	2,268,090

			6,236,393
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,123,440

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	30,000	30,488

			2,153,928
Pennsylvania (2.7%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,496,085
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+	2,650,000	2,228,014

Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN (First Energy Generation), 0.03s, 4/1/41	VMIG1	700,000	700,000

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded 7/1/12)	AAA/P	500,000	543,685

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,510,679
5.15s, 1/1/18	BBB+	665,000	690,975

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	5,500,000	5,723,630

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,226,614

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	962,800

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,245,028

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB+/F	500,000	518,635

PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A1	1,000,000	1,005,040

PA Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 110B, 4 3/4s, 10/1/39	AA+	2,400,000	2,306,064

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	990,160

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,789,105

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/12 (In default)(NON)	D/P	5,415,577	542

Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. A, 0.03s, 7/1/31	VMIG1	300,000	300,000

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	3,000,000	2,979,360

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	500,000	494,870

			30,711,286
Puerto Rico (5.7%)

Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	A3	7,000,000	7,052,850
Ser. A, 5 1/4s, 7/1/22	A3	850,000	860,387

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa1	3,400,000	3,375,792

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,850,300
Ser. TT, 5s, 7/1/37	A3	5,000,000	4,579,000
Ser. RR, FGIC, NATL, 5s, 7/1/23	A3	4,395,000	4,428,094

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/13	A3	250,000	265,625

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	A3	2,900,000	3,012,346

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	250,243
(Auxilio Mutuo Oblig. Group), Ser. A, NATL, 6 1/4s, 7/1/16	A-	2,585,000	2,598,881

Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5 1/4s, 8/1/24	A3	750,000	751,058

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	A3	1,895,000	2,023,064
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	8,000,000	8,624,800
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	A3	2,220,000	2,008,811

Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 8/1/30	Baa1	175,000	177,482

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	15,000,000	15,512,400
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,360,995

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	1,000,000	980,400

			63,712,528
South Carolina (0.6%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A1	5,000,000	4,942,250

SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aa1	585,000	596,571

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,237,661
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	135,000	149,851

			6,926,333
South Dakota (0.1%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,031,980

			1,031,980
Tennessee (1.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)	Baa1	5,000,000	5,427,300
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	4,550,000	4,385,336

Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,081,040

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	Ba3	4,000,000	4,037,360

			15,931,036
Texas (12.8%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	599,656
5 7/8s, 11/15/18	B+/P	3,880,000	3,544,302

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG
5s, 2/15/25	Aaa	2,000,000	2,168,460
5s, 2/15/24	Aaa	2,000,000	2,194,180

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,317,686

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA+	2,550,000	2,708,534

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,110,450

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,480,464

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,657,890

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,739,057

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,482,570

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	6,685,575

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,727,251

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA+	750,000	835,118

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,744,400

Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	35,000	38,074
Ser. A, 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,432,022
5 3/4s, 5/15/37	A1	1,200,000	1,236,228
5 3/4s, 5/15/28	A1	2,000,000	2,130,500

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	3,630,000	3,840,722

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,045,498

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	AA+	1,750,000	1,900,868

North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,066,090
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,095,200
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	4,391,663

North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,592,184
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,742,548

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6 1/2s, 1/1/15), 2043(STP)	A2	9,700,000	7,886,197

Paris, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	1,000,000	1,073,640

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,419,474

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA+	1,415,000	1,399,025

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,001,540
5 1/4s, 11/15/22	A-	2,500,000	2,569,125

Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s, 8/15/19	Aa3	1,870,000	1,913,515

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	4,697,150

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	1,650,000	1,757,316

TX State G.O. Bonds (Trans. Comm. Mobility Fund), 4 3/4s, 4/1/27	Aaa	5,000,000	5,213,650

TX State Rev. Bonds, 6.2s, 9/30/11	AA+	6,000,000	6,075,120

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.1s, 12/1/36	VMIG1	650,000	650,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,431,085	1,479,699

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,144,480

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	1,000,360

TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,125,052

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,652,088

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,163,306

			143,727,927
Utah (0.7%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.04s, 5/15/37	VMIG1	2,960,000	2,960,000

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AAA	2,540,000	2,824,912
AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,800,000	1,804,824

			7,589,736
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	AA+	245,000	247,715

			247,715
Virginia (3.0%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,675,422

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,475,000	4,490,931

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA+	19,400,000	21,196,634

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	6,763,253

			34,126,240
Washington (2.8%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	708,546
5s, 9/1/24	A1	615,000	629,901

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	1,125,000	1,142,348

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28	Aa1	8,320,000	8,681,754
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,599,902

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,275,975
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	7,614,071
Ser. B, NATL, 5s, 2/15/27	Baa1	2,330,000	2,023,279
(Kadlec Med. Ctr.), Ser. A, AGO, 5s, 12/1/21	AA+	3,000,000	3,107,490

WA State Hsg. Fin. Comm. Rev. Bonds (Single Family Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	315,000	316,336

WA State Hsg. Fin. Comm. Non Profit VRDN (Northwest School), 0.42s, 6/1/32	VMIG1	500,000	500,000

			31,599,602
West Virginia (1.0%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	6,200,000	6,320,404

Mason Cnty., Poll. Control (Appalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	Baa2	2,000,000	2,001,620

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,390,050

WV Econ. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	982,350

			11,694,424
Wisconsin (1.3%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	1,000,000	1,059,510
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	5,615,000	5,917,536

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	3,973,375

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,178,650

			14,129,071
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,061,740

Gillette, Poll. Control VRDN, 0.06s, 1/1/18	P-1	1,400,000	1,400,000

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,865,828
5 1/2s, 1/1/33	A2	1,410,000	1,458,862

			8,786,430

Total municipal bonds and notes (cost $1,076,971,326)			$1,112,818,320

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		5,378,455	$5,116,471

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	1,686,000

Total preferred stocks (cost $7,378,456)			$6,802,471

TOTAL INVESTMENTS

Total investments (cost $1,084,349,782)(b)			$1,119,620,791

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,126,319,257.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,084,236,629, resulting in gross unrealized appreciation and depreciation of $56,767,031 and $21,382,869, respectively, or net unrealized appreciation of $35,384,162.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	20.2%
	State Government	16.2
	Utilities	15.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	11.2%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,112,818,320	$—
Preferred stocks	—	6,802,471	—

Totals by level	$—	$1,119,620,791	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011